Share based compensation - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	[1]	3.76%
Expected volatility	[2]	77.00%
Expected dividend yield	[3]	0.00%
Exercise multiple , Minimum	[4]		$ 2.2
Exercise multiple , Maximum	[4]		2.8
Forfeiture rate, Minimum	[5]	2.00%
Forfeiture rate, Maximum	[5]	10.00%
Fair value of underlying ordinary shares			8.5
Fair value of share option, Minimum			5.267
Fair value of share option, Maximum			$ 5.7275

[1]	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
[2]	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the contract life of the Group’s options.
[3]	Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
[4]	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it has considered the statistics by making reference to a widely-accepted academic research publication.
[5]	Forfeiture rate was based on the historical data of the Group from recent years and widely-accepted academic research publications, given the Group’s limited historical record of share options.